Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid professional service fees	$ 25,190	$ 329,694
Other receivables	28,181	29,147
Deposits	117,346	18,140
Others	17,277	15,030
Prepaid expenses and other current assets	$ 187,994	$ 392,011